Equity (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other comprehensive income (loss):
Other comprehensive income (loss)	$ 4,900	$ 4,147	$ 11,528
Holding gains (losses) on investments arising during the year	13,945	10,092	18,548
Income tax effect of holding gains (losses)	(4,783)	(3,516)	(6,243)
Reclassification adjustments
Reclassification adjustments for recognized holding (gains) losses included in current year income	755	(733)	1,464
Income tax effect	(260)	255	(493)
Unrealized investment loss of subsidiary at date of sale	(105)	0	0
Income tax on unrealized investment loss of subsidiary at date of sale	37	0	0
Allocation of holding (gains) losses on investments relating to other policyholder amounts	(6,248)	(2,598)	(2,515)
Income tax effect of allocation of holding (gains) losses to other policyholder amounts	2,146	905	840
Allocation of holding (gains) losses on investments relating to other policyholder amounts of subsidiary at date of sale	93	0	0
Income tax effect of allocation of holding (gains) losses to other policyholder amounts of subsidiary at date of sale	(33)	0	0
Net unrealized investment gains (losses), net of income	5,547	4,405	11,601
Foreign currency translation adjustments, net of income tax	(146)	(354)	29
Foreign currency translation adjustments of subsidiary at date of sale	(7)	0	0
Defined benefit plans adjustment, net of income tax	(494)	96	(102)
Other comprehensive income (loss) attributable to noncontrolling interests	38	(5)	11
Cumulative effect of change in accounting principle, net of income tax	0	52	(335)
Other comprehensive income (loss) attributable to MetLife, Inc.	4,938	4,194	11,204
Other Comprehensive Income (Loss), Effect of Change in Accounting Principle, Taxes	0	27	(207)
Other comprehensive income (loss), Foreign currency translation adjustments, taxes	162	(226)	12
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	(266)	69	(71)
Total MetLife, Inc.'s Stockholders' Equity
Other comprehensive income (loss):
Other comprehensive income (loss)	$ 4,938	$ 4,142	$ 11,539